Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,941,875.00
Total Fee Amount	406.27
Total Offset Amount	0.00
Net Fee	$ 406.27
Offering Table N/A
Offset Table N/A	N/A